BASIS OF PREPARATION (Details 1)	12 Months Ended
Dec. 31, 2025
Office and warehouse [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured period right to use assets	2 years
Office and warehouse [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured period right to use assets	5 years
Motor vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured period right to use assets	2 years
Motor vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured period right to use assets	10 years